Bank Loan (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)
Bank Loan [Line Items]
Amount of outstanding balance under this facility			$ 0.0
Bank Loan Agreement [Member]
Bank Loan [Line Items]
Issued principal	$ 1.0	$ 1.4
Fixed interest rate	4.77%	4.77%
Revolving Demand Facility [Member]
Bank Loan [Line Items]
Revolving demand facility			$ 0.4	$ 0.5
Maximum [Member] | Bank Loan Agreement [Member]
Bank Loan [Line Items]
Conversion ratio	1.25	1.25
Minimum [Member] | Bank Loan Agreement [Member]
Bank Loan [Line Items]
Conversion ratio	1	1